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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management VI, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-13394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                Palo Alto, California        October 19, 2009
---------------------------   -------------------------------   ----------------
[Signature]                            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total:   $126,470
                                        (thousands)

List of Other Included Managers

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13395               Technology Crossover Management VI (Cayman), L.P.

                                                                                                        Voting Authority
                       Title of               Value    Shares/     Sh/  Put/  Invstmt   Other    -----------------------------
    Name of Issuer       Class     CUSIP    (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared     None
---------------------  --------  ---------  --------  ---------    ---  ----  -------  --------  ---------   ---------    ----
Citigroup, Inc.*       Common    172967101       815    168,478*    SH        Sole                 168,478*          0       0
Interactive Brokers
   Group, Inc.         Common    45841N107    29,805  1,500,000     SH        Sole               1,500,000           0       0
Netflix, Inc.          Common    64110L106    89,640  1,941,525     SH        Sole               1,941,525           0       0
Orbitz
   Worldwide, Inc. **  Common    68557K109     6,209  1,004,706**   SH        Other        1             0   1,004,706**     0
                                            --------
   TOTAL                                    $126,470

*    includes 8,208 shares held in escrow.

** The Reporting Manager does not have formal investment discretion with respect to all of such securities, but may be deemed, with Technology Crossover Management VI (Cayman), L.P., to be part of a group exercising such investment discretion. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or Technology Crossover Management VI (Cayman), L.P. exercises investment discretion or is a member of such a group with respect to such securities.